CONVERTIBLE NOTES - 2026 Convertible Notes (Details)		6 Months Ended
	Jun. 12, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
CONVERTIBLE NOTES
Repayment of convertible note		$ 128,325,000	$ 119,263,000
2026 Convertible Notes
CONVERTIBLE NOTES
Variable interest rate	3.35%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Debt convertible, consecutive trading days	10
2026 Convertible Notes | Geely HK
CONVERTIBLE NOTES
Aggregate principal amount of loan	$ 128,325,000